Share Capital - Summary of Share Capital (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2018 Entity $ / shares shares	Sep. 30, 2018 Entity ¥ / shares shares
Disclosure of classes of share capital [line items]
Issuance of shares | ¥	¥ 12,664	¥ 12,649	¥ 1,321
Share issuance costs | ¥	¥ 15
A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Lock-up period	12 months
A Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		1,088,870,431
Par value of share | ¥ / shares		¥ 1
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,983,421,335	2,983,421,335
Par value of share | ¥ / shares		¥ 1	¥ 1
H Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Lock-up period	36 months
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		600,925,925
Par value of share | ¥ / shares		¥ 1
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		3,065,523,272	3,065,523,272
Par value of share | ¥ / shares		¥ 1	¥ 1
Share premium [member]
Disclosure of classes of share capital [line items]
Issuance of shares | ¥	¥ 2,179
Share capital [Member]
Disclosure of classes of share capital [line items]
Issuance of shares | ¥	¥ 10,470
Domestic state owned shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		489,202,658
Par value of share | ¥ / shares		¥ 1
Domestic state owned shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,039,228,665	4,039,228,665
Par value of share | ¥ / shares		¥ 1	¥ 1
CSAH And Other Six Entities [member] | A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued				1,578,073,089	1,578,073,089
Par value of share | ¥ / shares					¥ 6.02
Number of entities | Entity				6	6
CSAH [member] | A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Lock-up period	36 months
CSAH [member] | H Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued				600,925,925	600,925,925
Par value of share | $ / shares				$ 6.034